STARBOARD INVESTMENT TRUST
116 South Franklin Street
Post Office Box 69
Rocky Mount, North Carolina 27802
(252) 972-9922

October 1, 2009

VIA EDGAR

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:
Starboard Investment Trust (“Trust”) (File Nos.  333-159484 and 811-22298); on behalf of the FMX Growth Allocation Fund,
FMX Total Return Fund and the Caritas All-Cap Growth Fund (“Funds”), each a series of the Trust.

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and the Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  This Amendment was filed with the U.S. Securities and Exchange Commission electronically on October 1, 2009.

If you have any questions concerning the foregoing, please contact the undersigned at 252-972-9922, extension 249.

Yours truly,
Starboard Investment Trust

/s/ A. Vason Hamrick
A. Vason Hamrick
Secretary

CC:	Tanya L. Goins
Malik Law Group LLC
191 Peachtree Street
Suite 3300
Atlanta, GA 30303